Plant and Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Notes to Financial Statements
Plant and Equipment
	September 30,	June 30,
	2018	2018
Cost
Motor Vehicles	$15,706	$16,123
Office equipment	25,722	9,885
Computers and software	13,654	14,016
Tools and equipment	512	526
Furniture and Fixture	37,533	38,528
	93,127	79,078
Accumulated Depreciation	(63,246)	(59,353)
Plant and Equipment, Net	$29,881	$19,725

Depreciation for the three months ended September 30, 2018, and 2017 was $2,810 and $12,005, respectively.

	June 30,	June 30,
	2018	2017
Cost
Motor Vehicles	$16,123	$96,404
Office equipment	9,885	14,642
Computers and software	14,016	10,178
Tools and equipment	526	494
Leasehold improvements	-	12,400
Furniture and Fixture	38,528	34,766
	79,078	168,884
Accumulated Depreciation	(59,353)	(113,170)
Plant and Equipment, Net	$19,725	$55,714

Depreciation for the fiscal year ended June 30, 2018 and 2017 was $22,469 and $41,219, respectively.

During the year ended June 30, 2018, the Company recorded $19,549 as an impairment of fixed assets.